Hospice Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2016
Hospice Revenue Recognition [Abstract]
Schedule Of Medicare Cap Liability Activity

	2016	2015
Beginning Balance January 1,	$ 1,165	$ 6,112
2015 measurement period	228	(165)
Payments	(1,158)	(4,782)
Ending Balance December 31,	$ 235	$ 1,165

Schedule Of Allowance For Doubtful Accounts

	Medicare	Medicaid	Commercial	Other	Total
Beginning Balance January 1, 2014	$4,814	$5,899	$2,037	$300	$13,050
Bad debt provision	286	8,096	2,969	2	11,353
Write-offs	(1,863)	(8,089)	(2,819)	(642)	(13,413)
Other/Contractual adjustments	562	93	687	(174)	1,168
Ending Balance December 31, 2015	3,799	5,999	2,874	(514)	12,158
Bad debt provision	1,793	7,209	3,938	664	13,604
Write-offs	(3,382)	(6,595)	(4,331)	(209)	(14,517)
Other/Contractual adjustments	752	65	791	(113)	1,495
Ending Balance December 31, 2016	$2,962	$6,678	$3,272	$(172)	$12,740